Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 Phone

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

August 5, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northern Funds
Post-Effective Amendment No. 74
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Equity Funds Prospectus; (ii) Equity Index Funds Prospectus; (iii) Developed International Small Cap Index Fund Prospectus; (iv) Fixed Income Funds Prospectus; (v) Tax-Exempt Fixed Income Funds Prospectus; (vi) Money Market Funds Prospectus; (vii) Statement of Additional Information; (viii) Equity Index Funds Statement of Additional Information; and (ix) Developed International Small Cap Index Fund Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 74 to the Trust’s registration statement on Form N-1A; and

b. The text of Post-Effective Amendment No. 74 to the Trust’s registration statement was filed with the Commission via EDGAR on July 29, 2010 (Accession No. 0001193125-10-170156) with an effective date of July 31, 2010.

Please do not hesitate to contact the undersigned at (215) 988-2883 if you have any questions.

Very truly yours,

/s/ Lisa K. Whittaker
Lisa K. Whittaker

cc:	Craig Carberry, Esq.
Owen Meacham, Esq.